Stockholders’ Equity - Schedule of Warrant Activities (Details) - Warrant [Member] - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrant Activities [Line Items]
Number of Warrants, Ending Balance	404,580	10,239,831	2,211,730
Weighted Average Exercise Price, Ending Balance	$ 14.05	$ 1.41	$ 4.55
Weighted Average Remaining Contractual Term (Years), Ending Balance	2 years 3 months 18 days	3 years 4 months 24 days	3 years 10 months 24 days
Aggregate Intrinsic Value, Ending Balance
Number of Warrants, Exercisable		10,239,831
Weighted Average Exercise Price, Exercisable		$ 1.41
Weighted Average Remaining Contractual Term (Years), Exercisable		3 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable
Number of Warrants, Granted		10,598,106	1,841,187
Weighted Average Exercise Price, Granted		$ 0.62	$ 2.38
Aggregate Intrinsic Value, Granted
Number of Warrants, Cancelled		(66,667)
Weighted Average Exercise Price, Cancelled		$ 15
Aggregate Intrinsic Value, Cancelled
Number of Warrants, Exercised		(2,503,338)	(34,037)
Weighted Average Exercise Price, Exercised		$ 0.45	$ 0.0001
Aggregate Intrinsic Value, Exercised